Average Annual Total Returns - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - FidelityMacroOpportunitiesRiskParityFunds-RetailComboPRO - Fidelity Risk Parity Fund	Mar. 30, 2024
Fidelity Risk Parity Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.44%
Since Inception	3.66%	[1]
Fidelity Risk Parity Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.88%
Since Inception	0.55%	[1]
Fidelity Risk Parity Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.12%
Since Inception	1.52%	[1]
MS159
Average Annual Return:
Past 1 year	22.65%
Since Inception	16.68%	[1]
IXWWB
Average Annual Return:
Past 1 year	15.37%
Since Inception	10.79%	[1]
IXW5I
Average Annual Return:
Past 1 year	9.89%
Since Inception	4.67%	[1]

[1]	A From September 1, 2022 .